Investments In and Receivables from Affiliates (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 30, 2016	Oct. 25, 2015	Oct. 26, 2014	Oct. 26, 2009
Investments In and Receivables from Affiliates
Investments in and receivables from affiliates	$ 239,590	$ 258,998
Equity in earnings of affiliates	38,685	23,887	$ 17,585
Dividends received from affiliates	$ 46,200	37,300	22,800
MegaMex Foods, LLC
Investments In and Receivables from Affiliates
Ownership percentage	50.00%
Investments in and receivables from affiliates	$ 180,437	200,110
Equity in earnings of affiliates	30,651	26,849	14,415
Excess of investment over the underlying equity in net assets of the joint venture	15,300			$ 21,300
Foreign Joint Ventures
Investments In and Receivables from Affiliates
Investments in and receivables from affiliates	59,153	58,888
Equity in earnings of affiliates	$ 8,034	$ (2,962)	$ 3,170
Foreign Joint Ventures | Minimum
Investments In and Receivables from Affiliates
Ownership percentage	26.00%
Foreign Joint Ventures | Maximum
Investments In and Receivables from Affiliates
Ownership percentage	40.00%